U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin Templeton Fund Allocator Series
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Templeton Conservative Target Fund - Class I
Franklin Templeton Conservative Target Fund - Class II
Franklin Templeton Moderate Target Fund - Class I
Franklin Templeton Moderate Target Fund - Class II
Franklin Templeton Growth Target Fund - Class I
Franklin Templeton Growth Target Fund - Class II

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3. Investment Company Act File Number: 811-7851

   Securities Act File Number: 33-13601

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4. Last day of fiscal year for which this notice is filed: 7/31/97


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-



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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-




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9. Number and aggregate sale price of securities sold during the fiscal year:

4,668,055 shares ($48,698,057)


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

4,668,055 shares ($48,698,057)


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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not Applicable

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12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2 (from
         Item 10):                                         $48,698,057

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                   + n/a

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                      -$20,917,774

    (iv) Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to rule 24e-2
         (if applicable):                                  + n/a

    (v)  Net aggregate price of securities sold and
         issued during the fiscal year in reliance on
         rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):           $27,780,283

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law
         or regulation (see Instruction C.6):              x 1/3300

    (vii)Fee due [line (i) or line (v) multiplied by
         line (vi)]:                                       $8,418



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     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 9/23/97

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                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By /s/ Larry L. Greene
            Assistant Secretary

     Date 9/23/97

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                      STRADLEY RONON STEVENS & YOUNG, LLP
                                ATTORNEY AT LAW

                           2600 ONE COMMERCE SQUARE
                     PHILADELPHIA, PENNSYLVANIA 19103-7098
                                (215) 564-8000
                              FAX: (215) 564-8120

                              September 18, 1997



Franklin Templeton Fund Allocator Series
777 Mariners Island Boulevard
San Mateo, CA  94404

      Re:   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Gentlemen:

            You have requested our opinion with respect to the shares of beneficial interests sold by Franklin Templeton Fund Allocator Series (the "Fund") during its fiscal year ended July 31, 1997, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 4,668,055 shares were sold by the Fund during said fiscal year, and all of such shares were sold in reliance upon Rule 24f-2.

            Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interests of the Fund sold and issued by the Fund during its fiscal year ended July 31, 1997, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended were legally issued, fully paid and non-assessable.

            We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG



By:  /s/ Audrey C. Talley